May 11, 2006
David Sikes
David.Sikes@hellerehrman.com
Direct +1.415 772.6529
Main +1.415.772.6000
Fax +1.415.772.1729
VIA EDGAR AND OVERNIGHT DELIVERY
Mail Stop 4561
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn:	Elaine Wolff, Esq., Legal Branch Chief Steven Jacobs, Accounting Branch Chief Jeffrey Shady, Esq. Rachel Zablow
Re:	LoopNet, Inc. Amendment No. 3 to Registration Statement on Form S-1 Filed May 11, 2006 File No. 333-132138
     Ladies and Gentlemen:
     We are submitting this letter on behalf of LoopNet, Inc. (the “Company”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated May 5, 2006 (the “Staff Letter”) relating to the Company’s Registration Statement on Form S-1 (file No. 333-132138), as amended by Amendment No. 1 and Amendment No. 2 (the “Form S-1”). The Company is concurrently filing Amendment No. 3 to the Form S-1 (the “Amendment”), which, in addition to the changes described herein, will reflect the Company’s planned two-for-one stock split.
     In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Capitalized terms used but not defined in this letter shall have the meanings given them in the Form S-1.
     Also enclosed, for the convenience of the Staff, are two copies of the Amendment marked to show changes from the most recent amendment (Amendment No. 2) of the Form S-1.
Heller Ehrman  LLP   333 Bush Street   San Francisco, CA   94104-2878   www.hellerehrman.com

Anchorage       Beijing       Hong Kong       Los Angeles        Madison, WI       New York       San Diego       San Francisco       Seattle
Silicon Valley       Singapore       Washington, D.C.

Summary
1.	We note your response to comment 2. We are unable to locate the Exhibit A that you reference. Please advise. Further, we note that the disclosure on page 2 continues to base your statement that you are the largest online commercial real estate marketplace on the “number of registered members and property listings.” Please provide support. Also, please revise to define “unique visitor.”
     A copy of a Media Trend Report by ComScore dated April 21, 2006 (the “Media Trend Report”) is attached to this letter as Exhibit A and shows the figure for Total Unique Visitors to both the Company’s sites and that of its closest competitor, CoStar Group, for the twelve months ended March, 2006. As shown in the Media Trend Report, the Company’s website has had more Total Unique Visitors and Average Daily Visitors to its website in each of those twelve months than CoStar Group. As previously noted, no other online commercial real estate marketplace meets the Minimum Reporting Standards of the Media Trend Report to be included in the report other than the Company and CoStar Group.
     The Company has revised its presentation on pages 1, 2, 26, and 43 by modifying the description of the Company to “a leading online marketplace” and has also revised the S-1 to define unique visitors in accordance with the definition of “Total Unique Visitors” on page 5 of ComScore’s Media Metrix Key Definitions attached to this letter as Exhibit B as follows: “A unique visitor is an individual who visited any content of a website, a category, a channel, or an application.”
     Notwithstanding ComScore’s third-party verification of the Company’s status, the Company has revised the disclosure on page 2 to remove the reference to the Company being “the largest” or “the leading” online marketplace and to state that the Company is “a leading online marketplace.”
2.	Please provide support for your statement in the fourth paragraph on page 1 that BizBuySell is “the leading online marketplace for operating businesses for sale.”
     In response to the Staff’s comment, the Company has revised the statement in the fourth paragraph on page 1 to remove the reference to BizBuySell as “the leading” online marketplace and to indicate that BizBuySell is “an online marketplace for operating businesses for sale.” The Company has also made this revision on page 43.
3.	We note your response to comment 4. Please revise here and in the business section to disclose the minimum term for premium membership, if any. Further, please revise the business section to disclose whether the quarterly or annual membership has a minimum subscription period.

     The Company has added disclosure on pages 1, 26, 27 and 43 to note that the minimum subscription period for premium membership is one month. The Company supplementally advises the Staff that there is no additional minimum subscription period for quarterly or annual membership and that a subscriber may cancel at any time, including during a quarter or year for which the customer has paid for membership in advance. However, because the minimum subscription period is one month, a customer that chooses to cancel their quarterly or annual subscription will receive a refund based on the number of months the membership was used and charging the customer at the monthly rate rather than at the discounted quarterly or annual rates. Subscriptions renew automatically until cancelled.
Use of Proceeds, page 21
4.	We note from your prior response that you have revised the disclosure to note the potential uses of proceeds and that your 2006 budget was approved by the Board without the expectation of an IPO. Nevertheless, please revise to provide an estimate of the amount of proceeds that may be used for each identified activity.
     In response to the Staff’s comment, the Company has reviewed Item 504 of Regulation S-K, has deleted the disclosure identifying potential uses of the proceeds of the offering, and has revised the disclosure on page 21 of the S-1 to indicate that it has no current specific plans for the proceeds of the offering or a significant portion thereof. As permitted by Item 504, since the registrant has no current specific plan for the proceeds, or a significant portion thereof, the registrant can so state and note the principal reasons for the offering. The Company has done so and noted that the principal reasons for the offering are to increase the Company’s working capital, create a public market for the Company’s common stock, provide liquidity for the Company’s existing shareholders, improve the Company’s ability to access the capital markets in the future, and other general corporate purposes.
Risk Factors, page 7
5.	We note your statement on 7 that “we do not know the extent to which we have penetrated this market. If we reach the point at which we have attempted to sell our services to a significant majority of commercial real estate transaction participants in the United States, our ability to further increase the number of premium members could be limited.” Please revise this risk factor in light of your disclosure on page 31 that you anticipate that revenues will not increase in the future at the same percentage rate as in previous periods as the “rate of premium member growth should decline on a percentage basis as a result of our larger premium member base.”
     In response to the Staff’s comment, the risk factor on page 7 has been revised to clarify that the Company will be required to identify additional products or markets in order to maintain its rate of growth once the Company has attempted to sell its services to a large proportion of the market for the Company’s current services.

     The Company supplementally advises the Staff that historically, the Company’s average monthly rate of conversion of basic members to premium members has been approximately 5%. Assuming that this average monthly conversion rate remains steady and that the rate of basic member growth does not increase significantly, the rate of premium member growth should decline on a percentage basis, as the denominator (number of premium members) should be increasing more quickly than the numerator (number of new premium members).
     The Company has added an additional operating metric, on pages 6 and 25 of the S-1, showing the number of registered members at the end of each period presented to describe to investors the growth in registered members over the periods presented.
Management’s Discussion and Analysis, page 26
6.	We note your statement that the key metrics that are material to an analysis of your business are the number of registered members, the number of premium members and the number of listings. However, we note from your discussion on page 7 that your growth depends in large part on increasing the number of your free basic members and then converting them into paying premium members as well as retaining existing premium members. In this connection we note that you track monthly rates of conversions of basic members to premium members which you disclose historically has been approximately five percent and your average monthly cancellation rate for premium members which you disclose has ranged between three and five percent. Please revise to include a discussion of these metrics or advise.
     In response to the Staff’s comment, the Company has revised the disclosure on page 26 to indicate that (i) the rate of conversion of the Company’s basic members to premium members and (ii) the cancellation rate of the Company’s premium members are also key metrics and to discuss the historical measures of these metrics.
Summary Compensation Table, page 56
7.	Refer to prior comment 9. We continue to note your disclosure that the executive officers purchased the restricted stock “at the then fair market value determined by our Board of Directors.” Please explain to us why you believe the restricted shares were issued at the fair market value in light of your disclosure on page F-21. Specifically, we refer you to your disclosure in the “weighted average reassessed value of the underlying stock.” We may have further comments. Alternatively, revise your disclosure to indicate that the shares were issued at a discounted rate rather than the fair market value.
     In response to the Staff’s comment and following our telephone conversation with the Staff on May 9, 2006, the Company has revised the disclosure on page 56 in the Summary Compensation

Table to include in the table the dollar value of such awards as computed in accordance with Item 402(b)(2)(iv)(A) of Regulation S-K, using the reassessed value of such shares in January 2005 as disclosed on page F-19, net of the consideration paid by the named executive officers in January 2005. The Company has also included in a footnote to the table the number and value of the aggregate restricted stock holdings at the end of the last completed fiscal year as required by the Instructions to Item 402(b)(2)(iv).
Principal and Selling Stockholders, page 64
8.	Please revise to name the natural persons holding voting control and dispositive powers over LoopNet Holdings LLC and PropertyFirst LLC. Provide similar disclosure for each entity identified in footnotes (1) and (2).
     In response to the Staff’s comment, the Company has added additional disclosure on pages 62 and 63 in “Certain Relationships and Related Transactions” regarding the operating structure, voting control and natural persons who hold dispositive power of LoopNet Holdings LLC and PropertyFirst LLC. The Company has also added additional disclosure on page 62 regarding the mechanics by which certain of the LLC members will be selling shares in the offering.
     The Company has also revised the presentation of the “Other Selling Stockholders” starting on page 66 to clarify the natural persons and entities (and natural persons controlling such entities) who are members of the LLCs and who have elected to participate in such offering. To gather this information, the Company contacted all LLC members which indicated an interest in participating in the offering and which were venture funds or other private entities to obtain the names of the natural persons holding voting control and dispositive powers. The Company has also indicated where LLC members are subsidiaries of publicly traded entities and therefore the controlling entities are publicly traded, and as confirmed orally with the Staff on May 9, 2006, that in such cases, no additional disclosure regarding natural persons was required.
Consolidated Financial Statements
Consolidated Statements of Cash Flows, page F-6
9.	Please provide us with your basis for classifying deferred initial public offering costs within operating activities on the statement of cash flows instead of financing activities.
     In response to the Staff’s comment, the Company has revised the disclosure on page 41 to include deferred initial public offering costs within financing activities rather than operating activities.

Note 2 — Acquisition of BizBuySell, Inc., page F-12
10.	Related to prior comment 13, we continue to believe that SAB 80 should not be applied to situations in which a registrant has only acquired one entity since formation. Please revise to include the financial statements of BizBuySell, Inc. required by Rule 3-05 of Regulation S-X.
     Pursuant to a subsequent letter dated May 10, 2006 from Louise M. Dorsey, Associate Chief Accountant, no financial statements have been included for BizBuySell, Inc.
Part II
Item 15. Recent Sales of Unregistered Securities, page II-1
11.	We note your response to comment 16. Please revise to provide a more robust description of the “services previously rendered or services to be rendered” in connection with the issuance of the securities.”
     In response to the Staff’s comment, the Company has clarified the description in Item 15 of those persons who have received securities in compliance with Rule 701, as the Company has not had any other private placement transactions in the last three years (with the exception of one grant of 12,200 options which was made in September, 2004 to a non-profit entity, the Entrepreneurs Foundation (website http://www.efbayarea.org) in compliance with Section 4(2)). The Company has deleted the reference to directors and consultants to make it clear that, with the exception of the grant to the Entrepreneurs Foundation, only employees of the Company have received unregistered securities from the Company in the past three years, whether as promotional grants to existing employees for exemplary work or to provide an additional incentive to remain with the Company or as grants to new hires in connection with the commencement of employment.
     Please direct your questions or comments to me via facsimile at (415) 772-1729, or by phone to Karen A. Dempsey of this office at (415) 772-6540 or me at (415) 772-6529. Thank you for your assistance.
Very truly yours,
/s/ David Sikes
HELLER EHRMAN LLP
cc: Richard J. Boyle, Jr., LoopNet, Inc. Rick Kline, Ernst & Young LLP